AFD EXCHANGE RESERVES

SEMI-ANNUAL REPORT
MARCH 31, 1999
(UNAUDITED)



LETTER TO SHAREHOLDERS                                  AFD EXCHANGE RESERVES
_______________________________________________________________________________

May 28, 1999

Dear Shareholder:

We are pleased to provide an overview of economic conditions during AFD Exchange Reserves' semi-annual reporting period ended March 31, 1999. AFD Exchange Reserves serves as the money market fund exchange vehicle for the Alliance Mutual Funds. The Fund's investment objective is to provide maximum current income consistent with safety of principal and liquidity.

The Fund's net assets at the end of March 31, 1999 totaled approximately $475.3 million. The Fund remains invested in high quality money market securities which include marketable obligations issued or guaranteed by the U.S. government and its agencies, certificates of deposits, and commercial paper. As of March 31, 1999, the average weighted maturity of the portfolio was 29 days.

ECONOMIC COMMENTARY
The Federal Reserve kept rates steady during the reporting period ended March 31, 1999, following its 75 basis point reduction in the Fed Funds Rate to 4.75% in late 1998.

The U.S. economy continued its rapid expansion in the first quarter of 1999, following a 3.9% growth in gross domestic product (GDP) in 1998. Strong consumer and business spending in the first quarter offset further deterioration in U.S. trade performance, allowing the U.S. economy to grow (by our estimates, in annualized terms) 3.8% during the period under review. Although we believe that consumer and business spending will remain strong, we expect a mild deceleration in the second half of 1999. We anticipate that trade will continue to subtract from growth, and that the U.S. current account deficit will expand from 1998's negative $233 billion to negative $300 billion in 1999. We also expect a growth of 3.7% in the GDP for 1999, and project GDP growth of 3.0% in 2000, as we believe that late 1999's more sustainable pace will continue through 2000.

Inflation was subdued in the first quarter. The total consumer price index
(CPI) rose 1.7% from March of 1998 to March of 1999, while the underlying CPI (excluding food and energy) rose 2.2%. We expect that the current rally underway in oil prices--from a 12-year low of $9.55 per barrel (Brent Crude) to $15.00 per barrel--will push CPI inflation up to the 2.0% to 2.5% range by year-end. U.S. wage growth has decelerated from 4.3% year-on-year in the first quarter of 1998 to 3.8% in the first quarter of 1999, relieving concerns that the lowest unemployment rates since the 1960s could spark a wage/price spiral. Finally, modest wage growth, combined with strong productivity growth, restrained unit labor costs to a 1.9% growth rate in 1998, consistent with stable underlying inflation in the 2.0% to 2.5% range.

The global economic and financial crisis appears to have reached bottom last fall, although Brazil's January float provided a significant (though weaker than feared) aftershock. Signs of economic growth in Asia and improved sentiment in Latin America are encouraging; however, we believe that there remain significant downside risks of expanded turmoil in Latin America and/or renewed contagion in Asia.

Indications of global economic stabilization have created concerns that the Federal Reserve will raise rates in the near future. Recently, members of the Federal Open Market Committee (FOMC) have questioned the appropriateness of the current low level of interest rates. We believe, however, that the Federal Reserve will hold rates steady this year in light of the continued (though diminishing) risk of further financial turmoil, and the minimal risk to excellent U.S. inflation performance.

We appreciate your continued interest in AFD Exchange Reserves.

Sincerely,


John D. Carifa
Chairman and President


AN INVESTMENT IN THE FUND IS NOT (I) INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, (II) A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY ANY BANK, OR (III) FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


1


STATEMENT OF NET ASSETS
MARCH 31, 1999 (UNAUDITED)                                 AFD EXCHANGE RESERVES
_______________________________________________________________________________
PRINCIPAL
 AMOUNT
  (000)     SECURITY                             YIELD                     VALUE
-------------------------------------------------------------------------------
            COMMERCIAL PAPER-70.1%
            ALLSTATE CORP.
$  19,000   4/30/99                               4.85%        $  18,925,768
            AMERICAN EXPRESS CO.
    8,000   4/14/99                               4.87             7,985,931
            BANK OF NEW YORK
   19,000   5/14/99                               5.75            19,014,710
            CARGILL GLOBAL FUNDING
    9,800   4/01/99                               5.00             9,800,000
            DAIMLER-BENZ NA
   17,000   4/28/99                               4.84            16,938,290
            DOW CHEMICAL CO.
   18,000   4/01/99                               5.00            18,000,000
            EQUILON ENTERPRISE LLC
   15,140   4/27/99                               4.86            15,086,859
            FIRST CHICAGO FINANCIAL CORP.
   16,600   4/15/99                               4.83            16,568,820
            FIRST UNION NATIONAL BANK
   15,000   4/28/99                               4.81            14,945,887
            GENERAL ELECTRIC CAPITAL CORP.
   17,000   5/28/99                               4.84            16,869,723
            HOUSEHOLD FINANCE CORP.
   15,000   4/30/99                               4.84            14,941,517
            KOCH INDUSTRIES
   18,000   4/01/99 (a)                           5.02            18,000,000
            MARSH & MCCLENNAN, INC.
   17,000   4/14/99                               4.85            16,970,226
            MOBIL CORP.
   10,000   4/01/99                               5.00            10,000,000
            MORGAN STANLEY GROUP, INC.
   12,000   4/14/99                               4.85            11,978,983
    6,000   4/29/99                               4.87             5,977,273
            NATIONAL RURAL COOPERATIVE FINANCE
   18,500   5/24/99                               4.82            18,368,722
            PFIZER, INC.
   10,000   4/26/99 (a)                           4.82             9,966,528
            PITNEY BOWES CREDIT CORP.
   18,000   4/01/99                               5.00            18,000,000
            PRUDENTIAL FUNDING CORP.
    4,000   4/15/99                               4.75             3,992,456
            SALOMON SMITH BARNEY, INC.
    7,000   6/15/99                               4.84             6,929,417
    8,000   5/17/99                               4.85             7,950,422
            SUNTRUST BANKS, INC.
   18,000   4/01/99                               5.00            18,000,000
            XEROX CREDIT CORP.
   18,000   4/01/99                               4.98            18,000,000

            Total Commercial Paper
            (amortized cost
            $333,211,532)                                        333,211,532

            U.S. GOVERNMENT AGENCY
            OBLIGATIONS-13.5%
            FEDERAL AGRICULTURAL
            MORTGAGE CORP.
   19,691   4/26/99                               4.75            19,626,047
            FEDERAL HOME LOAN
            MORTGAGE CORP.
   25,000   4/15/99                               4.78            24,953,528
   19,650   4/29/99                               4.78            19,576,946

            Total U.S. Government
            Agency Obligations
            (amortized cost
            $64,156,521)                                          64,156,521

            CERTIFICATES OF
            DEPOSIT-6.3%
            FLEET NATIONAL BANK
   15,000   4.92%, 4/15/99                        4.84            15,000,207
            STATE STREET BANK & TRUST
   15,000   4.95%, 9/13/99                        4.95            15,000,000

            Total Certificates of Deposit
            (amortized cost
            $30,000,207)                                          30,000,207

            BANKERS ACCEPTANCE-7.1%
            CHASE MANHATTAN BANK
   15,000   4.80%, 5/28/99                        4.84            14,886,000
            FIFTH THIRD BANK
   19,000   4/29/99                               4.83            19,000,000

            Total Bankers Acceptance
            (amortized cost
            $33,886,000)                                          33,886,000


2


                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________
PRINCIPAL
 AMOUNT
  (000)     SECURITY                             YIELD                 VALUE
-------------------------------------------------------------------------------
            PROMISSORY NOTE-2.1%
            GOLDMAN SACHS GROUP LP
$  10,000   4.98%, 5/24/99
            (amortized cost
            $10,000,000) (a)                      4.98%        $  10,000,000

            TOTAL INVESTMENTS-99.1%
            (amortized cost
            $471,254,260)                                        471,254,260
            Other assets less
            liabilities-0.9%                                       4,074,530

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            202,597,563 Class A shares;
            181,723,592 Class B shares;
            81,835,198 Class C shares
            and 9,168,435 Advisor Class
            shares outstanding)                                $ 475,328,790


(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, these securities amounted to $37,966,528, representing 8.0% of net assets.

     See notes to financial statements.


3


STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)                AFD EXCHANGE RESERVES
_______________________________________________________________________________
INVESTMENT INCOME
  Interest                                         $ 10,245,523

EXPENSES
  Advisory fee                                     $    503,314
  Distribution fee - Class A                            396,890
  Distribution fee - Class B                            832,365
  Distribution fee - Class C                            273,667
  Transfer agency                                       194,858
  Registration fees                                      84,210
  Custodian                                              72,421
  Administrative                                         49,342
  Printing                                               29,218
  Audit and legal                                        21,964
  Amortization of organization expenses                  18,180
  Trustees' fees                                         14,410
  Miscellaneous                                           1,639
  Total expenses                                                     2,492,478
  Net investment income                                              7,753,045

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                           5,622

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $  7,758,667


See notes to financial statements.


4


STATEMENT OF CHANGES IN NET ASSETS                        AFD EXCHANGE RESERVES
_______________________________________________________________________________
                                                 SIX MONTHS ENDED  YEAR ENDED
                                                  MARCH 31, 1999  SEPTEMBER 30,
                                                   (UNAUDITED)       1998
                                                  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                           $   7,753,045  $   9,833,512
  Net realized gain on investment transactions            5,622            877
  Net increase in net assets from operations          7,758,667      9,834,389

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                          (3,236,247)    (3,899,068)
    Class B                                          (2,996,185)    (3,613,425)
    Class C                                          (1,418,703)    (2,241,450)
    Advisor Class                                      (101,910)       (79,569)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                       27,056,809    308,658,607
  Total increase                                     27,062,431    308,659,484

NET ASSETS
  Beginning of year                                 448,266,359    139,606,875
  End of period                                   $ 475,328,790  $ 448,266,359


See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999 (UNAUDITED)                                 AFD EXCHANGE RESERVES
_______________________________________________________________________________
NOTE A: SIGNIFICANT ACCOUNTING POLICIES
AFD Exchange Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund's investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers Class A, Class B, Class C and Advisor Class shares. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other Alliance Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other Alliance Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for Alliance Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the Alliance Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged for Class B shares of other Alliance Mutual Funds. Class B shares also are offered in exchange for Class B shares of other Alliance Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of Alliance Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the Alliance Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another Alliance Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other Alliance Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another Alliance Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee-based programs and to certain retirement plan accounts.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. ORGANIZATION EXPENSES
Organization expenses have been deferred and are being amortized on a straight-line basis through March, 1999.

3. TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.


6


                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________
4. DIVIDENDS
The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

6. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund pays its Adviser, Alliance Capital Management L.P. an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets;
 .24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 1999, such reimbursements totaled $49,342.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received $204,048, $529,744, and $34,481 in contingent deferred sales charges imposed upon redemption by shareholders of Class A, Class B, and Class C shares, respectively, for the year ended March 31, 1999.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $7,073 for the six months ended March 31, 1999.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares, 1.00% of the average daily net assets attributable to Class B shares and .75% of the average daily net assets attributable to Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
At March 31, 1999, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At September 30, 1998, the Fund had a capital loss carryforward of $1,620, which expires in the year 2003.


7


NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AFD EXCHANGE RESERVES
_______________________________________________________________________________
NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At March 31, 1999, capital paid-in aggregated $202,597,563 for Class A, $181,723,592 for Class B, $81,835,198 for Class C and $9,168,435 for Advisor Class.
Transactions, all at $1.00 per share, were as follows:

                                                          CLASS A
                                             ----------------------------------
                                             SIX MONTHS ENDED     YEAR ENDED
                                              MARCH 31, 1999     SEPTEMBER 30,
                                               (UNAUDITED)          1998
                                             ----------------  ----------------
Shares sold                                    2,439,613,553     2,641,690,288
Shares issued on reinvestments of dividends        3,214,488         3,899,068
Shares converted from Class B                        668,528         2,022,278
Shares redeemed                               (2,409,362,043)   (2,520,316,554)
Net increase                                      34,134,526       127,295,080

                                                           CLASS B
                                             ----------------------------------
                                             SIX MONTHS ENDED     YEAR ENDED
                                              MARCH 31, 1999     SEPTEMBER 30,
                                               (UNAUDITED)          1998
                                             ----------------  ----------------
Shares sold                                      301,408,972       465,260,947
Shares issued on reinvestments of dividends        2,978,770         3,613,425
Shares converted to Class A                         (668,528)       (2,022,278)
Shares redeemed                                 (273,728,938)     (389,575,340)
Net increase                                      29,990,276        77,276,754

                                                            CLASS C
                                             ----------------------------------
                                             SIX MONTHS ENDED     YEAR ENDED
                                              MARCH 31, 1999     SEPTEMBER 30,
                                               (UNAUDITED)          1998
                                             ----------------  ----------------
Shares sold                                      984,289,130     1,472,287,040
Shares issued on reinvestments of dividends        1,410,349         2,241,450
Shares redeemed                               (1,028,696,292)   (1,373,646,429)
Net increase (decrease)                          (42,996,813)      100,882,061

                                                       ADVISOR CLASS
                                             ----------------------------------
                                             SIX MONTHS ENDED     YEAR ENDED
                                              MARCH 31, 1999     SEPTEMBER 30,
                                               (UNAUDITED)          1998
                                             ----------------  ----------------
Shares sold                                       37,637,472        38,173,285
Shares issued on reinvestments of dividends          100,782            79,569
Shares redeemed                                  (31,809,434)      (35,048,142)
Net increase                                       5,928,820         3,204,712


8


FINANCIAL HIGHLIGHTS                                       AFD EXCHANGE RESERVES
_______________________________________________________________________________
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                         MARCH 25,
                                               ENDED                                                            1994(A)
                                              MARCH 31,               YEAR ENDED SEPTEMBER 30,                    TO
                                                1999     --------------------------------------------------   SEPTEMBER 30,
                                            (UNAUDITED)      1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0203        .0454        .0411        .0416        .0453        .0126

LESS: DIVIDENDS
Dividends from net investment income          (.0203)      (.0454)      (.0411)      (.0416)      (.0453)      (.0126)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               4.11%(c)     4.64%        4.19%        4.24%        4.64%        2.45%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $203         $168          $41          $41          $41          $18
Ratios to average net assets of:
  Expenses, net of waivers                       .99%(c)     1.06%        1.38%        1.29%        1.21%        1.82%(c)
  Expenses, before waivers                       .99%(c)     1.06%        1.38%        1.29%        1.29%        1.82%(c)
  Net investment income                         4.08%(c)     4.56%        4.10%        4.15%        4.63%(d)     2.62%(c)


                                                                              CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                         MARCH 25,
                                               ENDED                                                            1994(A)
                                              MARCH 31,               YEAR ENDED SEPTEMBER 30,                    TO
                                                1999     --------------------------------------------------   SEPTEMBER 30,
                                            (UNAUDITED)      1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0180        .0404        .0361        .0366        .0404        .0101

LESS: DIVIDENDS
Dividends from net investment income          (.0180)      (.0404)      (.0361)      (.0366)      (.0404)      (.0101)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
asset value (b)                                 3.61%(c)     4.13%        3.67%        3.72%        4.12%        1.95%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $182         $152          $74          $65          $65          $31
Ratios to average net assets of:
  Expenses, net of waivers                      1.50%(c)     1.58%        1.88%        1.79%        1.70%        2.35%(c)
  Expenses, before waivers                      1.50%(c)     1.58%        1.88%        1.79%        1.78%        2.35%(c)
  Net investment income                         3.60%(c)     4.05%        3.61%        3.67%        4.17%(d)     1.91%(c)


See footnote summary on page 10.


9


FINANCIAL HIGHLIGHTS (CONTINUED)                           AFD EXCHANGE RESERVES
_______________________________________________________________________________
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                         MARCH 25,
                                               ENDED                                                            1994(A)
                                              MARCH 31,               YEAR ENDED SEPTEMBER 30,                    TO
                                                1999     --------------------------------------------------   SEPTEMBER 30,
                                            (UNAUDITED)      1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0193        .0430        .0386        .0390        .0430        .0112

LESS: DIVIDENDS
Dividends from net investment income          (.0193)      (.0430)      (.0386)      (.0390)      (.0430)      (.0112)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
asset value (b)                                 3.86%(c)     4.39%        3.93%        3.98%        4.39%        2.18%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $82         $125          $24          $13          $10           $5
Ratios to average net assets of:
  Expenses, net of waivers                      1.23%(c)     1.29%        1.61%        1.55%        1.45%        2.08%(c)
  Expenses, before waivers                      1.23%(c)     1.29%        1.61%        1.55%        1.52%        2.08%(c)
  Net investment income                         3.89%(c)     4.34%        3.90%        3.89%        4.41%(d)     2.14%(c)


                                                       ADVISOR CLASS
                                            ------------------------------------
                                            SIX MONTHS                 JANUARY 30,
                                               ENDED                     1997(A)
                                             MARCH 31,    YEAR ENDED       TO
                                               1999     SEPTEMBER 30, SEPTEMBER 30,
                                            (UNAUDITED)      1998         1997
                                            -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0230        .0505        .0254

LESS: DIVIDENDS
Dividends from net investment income          (.0230)      (.0505)      (.0254)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
asset value (b)                                 4.61%(c)     5.18%        4.71%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $9,168       $3,240          $35
Ratio of expenses to average net assets          .48%(c)      .55%         .88%(c)
Ratio of net investment income to
  average net assets                            4.59%(c)     5.08%        4.15%(c)


(a)  Commencement of distribution.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Contingent deferred sales charge is not reflected in the calculation of total investment return.

(c)  Annualized.

(d)  Net of expenses waived by the adviser.


10


                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________
AFD EXCHANGE RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


(1)  Member of the audit committee.

     DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS, WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R    THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE
CAPITAL MANAGEMENT L.P.


11


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________
FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund
TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Treasury Portfolio
    Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    General Municipal Portfolio
    Government Portfolio


12